GENERAL INFORMATION (Details) - Schedule of subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Latam Travel Chile S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.518.860-6
Company		96.518.860-6
Assets			$ 10,841	$ 6,771
Equity			6,932	4,574
Latam Travel Chile S.A. and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			3,909	2,197
Net income for the year			2,385	1,833
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1]	96.969.680-0
Company	[1]	96.969.680-0
Assets	[1]	$ 632,673	526,017	499,345
Liabilities	[1]	1,487,248
Equity	[1]	(853,624)	(751,960)	(596,406)
Net income for the year	[1]	$ (26,551)
Lan Pax Group S.A. and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		1,281,800	1,101,548
Net income for the year	[1]		(48,061)	(35,943)
Lan Peru S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ 519,363	419,325	315,607
Liabilities		510,672
Equity		8,691	10,104	12,403
Net income for the year		$ (3,550)
Lan Peru S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			409,221	303,204
Net income for the year			5,416	1,205
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		93.383.000-4
Company		93.383.000-4
Assets		$ 634,852	513,367	584,169
Liabilities		462,666
Equity		172,186	176,652	212,235
Net income for the year		$ (4,157)
Lan Cargo S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			336,715	371,934
Net income for the year			(34,322)	(30,220)
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ 64,110	66,593	38,735
Liabilities		24,023
Equity		40,087	38,410	21,487
Net income for the year		$ 1,677
Connecta Corporation [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			28,183	17,428
Net income for the year			16,923	13,030
Prime Airport Services Inc. and Subsidary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1]	Foreign
Company	[1]	Foreign
Assets	[1]	$ 22,068	15,817	12,671
Liabilities	[1]	23,102
Equity	[1]	(1,034)	(1,837)	(3,051)
Net income for the year	[1]	$ 802
Prime Airport Services Inc. and Subsidary [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		17,654	15,722
Net income for the year	[1]		1,225	857
Transporte Aereo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.951.280-7
Company		96.951.280-7
Assets		$ 359,335	331,496	324,498
Liabilities		142,423
Equity		216,912	202,263	220,141
Net income for the year		$ 14,610
Transporte Aereo S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			129,233	104,357
Net income for the year			(17,609)	2,172
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.631.520-2
Company		96.631.520-2
Assets		$ 20,182	17,057	12,931
Liabilities		12,601
Equity		7,581	7,443	8,068
Net income for the year		$ 796
Fast Air Almacenes de Carga S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			9,614	4,863
Net income for the year			(3)	939
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ (10)	26	18
Equity		$ (10)	13	(9)
Laser Cargo S.R.L. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			13	27
Net income for the year			(3)	2
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1]	Foreign
Company	[1]	Foreign
Assets	[1]	$ 48,929	53,326	66,039
Liabilities	[1]	15,228
Equity	[1]	33,450	40,028	18,808
Net income for the year	[1]	$ (6,579)
Lan Cargo Overseas Limited and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		13,040	42,271
Net income for the year	[1]		19,121	3,438
Lan Cargo Inversiones S.A. and Subsidary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1]	96.969.690-8
Company	[1]	96.969.690-8
Assets	[1]	$ 65,422	181,522	144,884
Liabilities	[1]	78,890
Equity	[1]	(12,111)	(9,614)	(10,112)
Net income for the year	[1]	$ (2,497)
Lan Cargo Inversiones S.A. and Subsidary [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		192,059	156,005
Net income for the year	[1]		497	3,389
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1]	96.575.810-0
Company	[1]	96.575.810-0
Assets	[1]	$ 1,329	1,383	11,681
Liabilities	[1]	50
Equity	[1]	1,279	1,333	6,377
Net income for the year	[1]	$ (54)
Inversiones Lan S.A. and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		50	5,201
Net income for the year	[1]		(4,774)	1,561
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.847.880-K
Company		96.847.880-K
Assets		$ 2,378	2,879	1,967
Liabilities		1,075
Equity		1,303	1,848	1,600
Net income for the year		$ (282)
Technical Trainning LATAM S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			1,031	367
Net income for the year			884	109
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ 664,458	608,191	608,191
Liabilities		$ 664,458
Peuco Finance Limited [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			608,191	608,191
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ 3,509	2,430	3,703
Liabilities		1,950
Equity		1,559	463	265
Net income for the year		$ 1,096
Profesional Airline Services INC. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			1,967	3,438
Net income for the year			197	294
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Foreign
Assets		$ 150	18
Liabilities		860
Equity		(710)	(107)
Net income for the year		$ (603)
Jarletul S.A. [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities			125
Net income for the year			(107)
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.	[1],[2]	Foreign
Company	[1],[2]	Foreign
Assets	[1]	$ 5,090,180	4,420,546	4,490,714
Liabilities	[1]	3,550,875
Equity	[1]	1,539,305	1,164,529	856,829
Net income for the year	[1]	$ 186,140
TAM S.A. and Subsidiaries [Member] | Restated [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Liabilities	[1]		3,256,017	3,555,423
Net income for the year	[1]		$ 389,072	$ 160,582

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	As of December 31, 2019, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.